RELATED PARTY TRANSACTIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Loans payable - Related parties		$ 30,026	$ 313,949
Vladimir Skigin [Member]
Short-term Debt [Line Items]
Loans payable - Related parties		$ 30,026
Interest rate	4.00%	36.00%
Maturity date	Dec. 12, 2020
Maturity date		On Demand